REPORT TO STOCKHOLDERS



To the Stockholders:

   This semi-annual report of The Old Dominion Investors' Trust, Inc. covers the first 6-month period of the fiscal year from September 1, 2001 through February 28, 2002. As of February 28, 2002, net assets of the Trust were $7,608,944 and the per share net asset value of the Trust was $17.81. During this period, no distributions were made.

   In the last six months, the Trust has a realized gain on expired put and call options of $98,653. This additional income from options is paid out to stockholders in the form of cash distributions. The earning power of the Trust's Portfolio of securities will be increased to the extent that options written by the Trust expire unexercised.

   The Trust is looking for investments that will provide dividend income to the stockholders, and also offer capital gains potential as well. We believe that economic trends currently in place will continue for some time and that we will be poised to benefit from them.

                                        Sincerely yours,

                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.

                                        Cabell B. Birdsong
                                        Portfolio Manager, Secretary & Treasurer

April 1, 2002

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
February 28, 2002 (Unaudited)


Shares                                          Value
------                                       -----------
                  COMMON STOCKS: 95.1%

               Automotive Industry: 2.8%
7,000  Ford Motor Company                    $   104,160
2,000  General Motors Corp.                      105,600

                                             -----------
                                                 209,760

                                             -----------

                    Chemicals: 3.4%
3,000  Dow Chemical Company                       93,840
3,500  E.I. du Pont de Nemours & Company         163,940

                                             -----------
                                                 257,780

                                             -----------

                  Communications: 6.2%
7,550  AT & T Corp.                              117,327
2,429  AT & T Wireless Services                   24,509
6,900  Motorola, Inc.                             89,700
2,700  SBC Communications, Inc.                  102,168
3,000  Verizon Communications                    140,400

                                             -----------
                                                 474,104

                                             -----------

                    Computers: 4.9%
4,500  Hewlett-Packard Co.                        90,540
1,900  International Business Machines Corp.     186,428
3,300  Texas Instruments Inc.                     96,855

                                             -----------
                                                 373,823

                                             -----------

           Consumer Goods and Services: 16.3%
2,000  Anheuser-Busch Companies, Inc.            101,700
2,200  Coca-Cola Company                         104,258
1,000  General Mills, Inc.                        46,230
4,200  Gillette Company                          143,598
3,000  Heinz Co.                                 122,310
2,600  Kimberly-Clark Corp.                      162,760
5,000  McDonalds Corp.                           130,500
2,500  Pepsico, Inc.                             126,251
2,700  Philip Morris Companies, Inc.             142,182
3,400  Tiffany & Co.                             111,554
1,700  Tyco International LTD.                    49,470

                                             -----------
                                               1,240,813

                                             -----------

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
February 28, 2002 (Unaudited)

Shares                                         Value
------                                      -----------

                Energy Products: 12.9%
1,000  ChevronTexaco Corp.                  $    84,440
2,100  Dominion Resources, Inc.                 122,388
4,100  Duke Energy Corp.                        144,730
3,000  El Paso Corp.                            117,240
4,700  Enron                                      1,213
2,984  Exxon Mobil Corp.                        123,239
2,500  Royal Dutch Petro-NY Shares              128,425
2,300  Schlumberger LTD.                        133,883
2,500  TXU Corporation                          127,172

                                            -----------
                                                982,730

                                            -----------

                  Entertainment: 2.6%
3,100  AOL Time Warner                           76,880
4,300  Carnival Corp.                           117,347

                                            -----------
                                                194,227

                                            -----------

               Financial Services: 14.5%
5,000  American Express Company                 182,250
2,400  Bank of America Corp.                    153,480
  100  Bank of New York Company, Inc.             3,764
1,200  Fannie Mae                                93,900
5,000  FleetBoston Financial Corp.              166,900
6,050  JP Morgan Chase & Co.                    176,962
3,000  Merrill Lynch & Co.                      143,850
2,400  Morgan Stanley Dean Witter               117,888
2,000  Wachovia Corporation                      66,460

                                            -----------
                                              1,105,454

                                            -----------

            Industrial Manufacturing: 6.7%
4,300  General Electric Co.                     165,550
  500  Minnesota Mining & Manufacturing Co.      58,965
3,298  Meadwestvaco Corp.                       114,573
2,300  United Technologies Corp.                167,785

                                            -----------
                                                506,873

                                            -----------

              Information Services: 2.6%
1,500  McGraw-Hill Companies, Inc.               98,700
2,000  New York Times Co.                        87,800
2,500  Nortel Networks Corp.                     12,675

                                            -----------
                                                199,175

                                            -----------

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
February 28, 2002 (Unaudited)


Shares                                              Value
------                                           -----------

                     Insurance: 5.7%
2,050  American International Group, Inc.        $   151,639
1,700  CIGNA Corp.                                   152,490
2,600  St. Paul Companies                            127,140

                                                 -----------
                                                     431,269

                                                 -----------

                   Pharmaceutical: 7.3%
3,600  Pfizer, Inc.                                  147,456
2,800  Pharmacia Corp.                               114,940
1,900  Procter & Gamble Co.                          161,101
3,900  Schering-Plough Corp.                         134,511

                                                 -----------
                                                     558,008

                                                 -----------

                       Retail: 5.2%
2,100  Gap, Inc.                                      25,137
2,700  Home Depot, Inc.                              135,000
2,000  Sears Roebuck & Co.                           105,160
2,100  Wal-Mart Stores, Inc.                         130,221

                                                 -----------
                                                     395,518

                                                 -----------

                   Transportation: 4.0%
3,500  Burlington Northern Santa Fe                  101,570
2,600  CSX Corp.                                      98,124
3,100  Delta Air Lines, Inc.                         106,951

                                                 -----------
                                                     306,645

                                                 -----------
         Total common stocks (Cost $8,945,932)   $ 7,236,179

                                                 -----------

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
February 28, 2002 (Unaudited)


Principal                                                           Value
---------      REPURCHASE AGREEMENTS: 4.3%                       ------------
$200,000  PNC Bank N.A. --
          1.02%, dated 2/26/02, due 3/4/02, repurchase price
          $120,017 (collateralized by U.S. Treasury Note, 5.50%,
          due 3/31/03, market value $200,925)                    $    200,000
 126,000  PNC Bank N.A. --
          1.02%, dated 2/26/02, due 3/4/02, repurchase price
          $126,011 (collateralized by U.S. Treasury Note, 5.50%,
          due 3/31/03, market value $126,900)                         126,000

                                                                 ------------
            Total repurchase agreements (Cost $326,000)               326,000

                                                                 ------------

    Total Investments in Securities
      (Cost $9,327,167)* (Notes 1A and 2)                 99.4%   7,562,179
    Cash and Other Assets in Excess of Liabilities - Net   0.6%      46,765
                                                         -----  -----------
     Total Net Assets                                    100.0% $ 7,608,944
                                                         =====  ===========
    * Cost for federal income tax purposes is $9,327,167
      and net unrealized depreciation consists of:
         Gross Unrealized Appreciation                          $   158,011
         Gross Unrealized Depreciation                           (1,922,999)
                                                                -----------
         Net Unrealized Depreciation                            $(1,764,988)
                                                                ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
February 28, 2002 (Unaudited)


Number of
Contracts                                                    Value
---------                                                   -------
                       COVERED CALL OPTIONS:
   10     American Express Co., October $42.50              $ 1,675
   10     American International Group, Inc., May $95           150
   10     Anheuser Busch Cos., Inc., March $50                1,350
   10     AOL Time Warner Inc., Jan $40                         650
   10     AOL Time Warner Inc., July $50                        100
   20     AT&T Corp., April $22.50                              200
   12     Bank of America Corp., August $75                   1,080
   15     Burlington Northern Santa Fe Corp., April $35          75
   15     Carnival Corp., April $32.50                          262
    6     ChevronTexaco Corp., June $90                         900
   10     CIGNA Corp., April $110                               500
   11     Coca-Cola Company, May $50                            880
   15     CSX Inc., August $45                                1,537
   10     Delta Air Lines, Inc., October $45                  1,650
   10     Dominion Resources Inc., April $65                    250
   10     Dow Chemical Co., March $40                            50
   10     Duke Energy Corp., April $45                          150
   10     Duke Energy Corp., July $45                           425
   10     E.I. Du Pont De Nemours & Co, April $50               900
   10     E.I. Du Pont De Nemours & Co, October $55           1,050
   15     El Paso Corp., July $45                             2,475
   15     Exxon Mobil Corp., April $45                          375
    9     Fannie Mae, June $90                                  540
   10     Fleet Boston Financial Corp., October $40             600
   10     General Electric Co., September $47.50                650
   10     General Mills Inc., October $55                       675
   10     General Motors Corp., June $55                      2,300
   20     Gillette Co., September $40                         1,050
   20     Heinz Co., September $45                            1,600
   10     Hewlett-Packard Co., May $25                          250
   10     Home Depot, Inc., August $60                        1,000
   10     International Business Machines Corp., April $125     150
   20     J.P. Morgan Chase & Co., September $40                800
   10     Kimberly-Clark Corp., April $70                       175
   10     McDonalds Corp., September $30                        700
   15     McGraw-Hill Companies, Inc., May $70                2,138
   17     Meadwestvaco Corp., July $35                        2,845
   10     Merrill Lynch & Co., Inc., April $70                  100
   10     Merrill Lynch & Co., Inc., October $70                700
    5     Minnesota Mining & Manufacturing Co., April $125      963
   10     Morgan Stanley Dean Witter & Co., July $60          1,700
   10     New York Times Co., July $50                          525
   10     Pepsico Inc., April $55                               150
   10     Pepsico Inc., October $55                           1,250

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
February 28, 2002 (Unaudited)

Number of
Contracts                                                                   Value
---------                                                                  -------
                            COVERED CALL OPTIONS:
   10     Pfizer Inc., September $47.50                                    $   600
    8     Pharmacia Corp., April $50                                            80
   10     Pharmacia Corp., October $50                                         825
   10     Philip Morris Cos., Inc., June $55                                 1,250
   10     Philip Morris Cos., Inc., September $60                              750
   10     Procter & Gamble Co., April $85                                    2,650
    8     Royal Dutch Petroleum Co, April $55                                  480
   10     SBC Communications Inc., October $45                               1,050
   20     Schering-Plough Corp., May $42.50                                    300
   11     Schlumberger Ltd., May $65                                         1,430
   10     Sears, Roebuck & Co., April $60                                      325
   10     St. Paul Companies, Inc., April $50                                1,325
   11     Texas Instruments Inc., April $40                                    165
   15     Tiffany & Co., May $37.50                                          1,425
   20     TXU Corp., April $50                                               3,650
    8     Tyco, Inc., April $55                                                 80
   10     United Technologies Corp., May $75                                 3,700
   15     Verizon Communications, July $55                                     825
   10     Wal-Mart Stores, Inc., March $65                                     150

                                                                           -------
             Total (premiums received $51,335)                              58,605

                                                                           -------

             PUT OPTIONS:
   15     Norfolk Southern Corp., March $20                                    150
    7     Pepsico, Inc., April $47.50                                          332
   14     TXU Corp., April $45                                                 455

                                                                           -------
             Total (premiums received $8,389)                                  937

                                                                           -------
               Total (premiums received $59,724) (Notes 1A, 1D and 3)      $59,542

                                                                           =======

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)


ASSETS
 Investments in securities, at value (identified cost $9,327,167) (Notes 1A and 2)     $ 7,562,179
 Cash                                                                                       86,515
 Receivable for
   Dividends and interest                                                                   17,672
   Prepaid expenses                                                                          8,828
                                                                                       -----------
       Total assets                                                                    $ 7,675,194
                                                                                       ===========

LIABILITIES
 Accrued expenses                                                                      $     6,708
 Options written, at value (premiums received $59,724) (Note 3)                             59,542
                                                                                       -----------
       Total liabilities                                                               $    66,250
                                                                                       ===========

NET ASSETS
 (Applicable to 427,268 shares of capital stock outstanding; 500,000 shares of $12.50
   par value authorized)                                                               $ 7,608,944
                                                                                       ===========
Computation of offering price
 Net asset value and redemption price per share ($7,608,943 divided by 427,268 shares) $     17.81
                                                                                       ===========
 Offering price per share (100/96 of net asset value)*                                 $     18.55
                                                                                       ===========

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of
 Paid-in capital                                                                       $ 9,437,835
 Undistributed net investment income                                                           272
 Accumulated net realized loss on investments                                              (64,357)
 Net unrealized depreciation of investments                                             (1,764,806)
                                                                                       -----------
                                                                                       $ 7,608,944
                                                                                       ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)

INVESTMENT INCOME
 Income
   Dividends                                                                       $  72,323
   Interest                                                                            2,604
                                                                                   ---------
     Total income                                                                     74,927
                                                                                   ---------
 Expenses
   Investment management fee (Note 4)                                                 18,247
   Professional fees                                                                   7,186
   Insurance expense                                                                   8,062
   Printing shareholder reports                                                        6,470
   Directors' fees                                                                     4,760
   Registration fees                                                                   1,699
   Transfer agent expenses                                                            21,862
   Distribution expenses                                                               6,369
                                                                                   ---------
     Total expenses                                                                   74,655
                                                                                   ---------
NET INVESTMENT INCOME                                                                    272
                                                                                   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on option contracts written                                        98,053
 Net realized gain on investments                                                    140,158
 Net change in unrealized depreciation of investments and option contracts written  (410,520)
                                                                                   ---------

NET LOSS ON INVESTMENTS                                                             (172,309)
                                                                                   ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                         $(172,037)
                                                                                   =========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS
Six months ended February 28, 2002 (Unaudited)

                                                                           Six Months     Year
                                                                             Ended       Ended
                                                                          February 28, August 31,
                                                                              2002        2001
                                                                          ------------ ----------
                                                                          (Unaudited)
OPERATIONS
 Net investment income                                                     $      272  $   19,463
 Net realized gain on option contracts written                                 98,053     369,612
 Net realized gain (loss) on investments                                      140,158    (603,488)
 Net change in unrealized depreciation of investments and option
   contracts written                                                         (410,520)   (175,599)
                                                                           ----------  ----------
     Net increase (decrease) in net assets resulting from operations         (172,037)   (390,012)
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.00 and $0.05 per share,
   respectively)                                                                   --     (19,463)
 Distributions from net realized gain on investments ($0.00 and $0.20 per
   share, respectively)                                                            --     (85,880)
CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets derived from the change in the
   number of outstanding shares(a)                                            179,639    (313,799)
                                                                           ----------  ----------
     Total increase (decrease) in net assets                                    7,602    (809,154)
                                                                           ----------  ----------
NET ASSETS
 Beginning of the period                                                    7,601,342   8,410,496
                                                                           ----------  ----------
 End of the period                                                         $7,608,944  $7,601,342
                                                                           ==========  ==========

(a) Transactions in capital shares were as follows:

                                                         Six months ended        Year ended
                                                         February 28, 2002     August 31, 2001
                                                        ------------------  --------------------
                                                        Shares    Amount    Shares     Amount
                                                        -------  ---------  -------  -----------
Shares sold                                              35,546  $ 621,288   21,491  $   451,601
Shares issued in reinvestment of distributions from net
  investment income and realized gain on investments
  and options contracts written                              --         --   38,138      794,505
                                                         35,546    621,288   59,629    1,246,106
Shares redeemed                                         (24,892)  (441,649) (79,001)  (1,594,631)
                                                        -------  ---------  -------  -----------
Net increase (decrease)                                  10,654  $ 179,639  (19,372) $  (348,525)
                                                        =======  =========  =======  ===========

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS


                                       Six months
                                         ended               Years ended August 31,
                                      February 28,  ----------------------------------------
                                          2002       2001    2000     1999     1998    1997
                                      ------------  ------  -------  -------  ------  ------
                                      (Unaudited)
Per Share Operating Performance
 Net asset value, beginning of period    $18.25     $19.40  $ 23.56  $ 22.96  $26.81  $23.09
 Income (loss) from investment
   operations
   Net investment income                     --       0.05     0.10     0.34    0.40    0.47
   Net realized and unrealized gain
     (loss) on investments                (0.44)     (0.95)   (1.94)    4.33   (0.38)   5.52
                                         ------     ------  -------  -------  ------  ------
   Total from investment operations       (0.44)     (0.90)   (1.84)    4.67    0.02    5.99
                                         ------     ------  -------  -------  ------  ------
 Less distributions
   Distributions from net investment
     income                                  --       0.05     0.23     0.47    0.22    0.62
   Distributions from net realized
     gains on investments                    --       0.20     2.09     3.60    3.65    1.65
     Total distributions                     --       0.25     2.32     4.07    3.87    2.27
                                         ------     ------  -------  -------  ------  ------
 Net asset value, end of period          $17.81     $18.25  $ 19.40  $ 23.56  $22.96  $26.81
                                         ======     ======  =======  =======  ======  ======

Total Return*                             -2.41%     -4.66%   -8.11%   21.86%  -0.42%  27.44%
Ratios/Supplemental Data
 Net assets, end of period
   (in thousands)                        $7,609     $7,601  $10,669  $10,669  $8,896  $9,478
 Ratio to average net assets
   Expenses                                2.05%(1)   1.93%    1.99%    1.07%   1.08%   1.16%
   Net investment income                   0.01%(1)   0.24%    0.48%    1.47%   1.48%   1.88%
 Portfolio turnover rate                     23%        81%      50%      87%     86%     86%

*  Calculated without deduction of sales load.

(1) Annualized

See notes to financial statements

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)


(1)  SIGNIFICANT ACCOUNTING POLICIES

   Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

   The following is a summary of the significant accounting policies followed by the Trust:

   Security Valuation
   Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

   Federal Income Taxes
   The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   Security Transactions and Dividends
   As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   Option Accounting Principles
   When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

   Use of Estimates
   In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

OLD DOMINION INVESTORS' TRUST, INC.

February 28, 2002 (Unaudited)



(2)  INVESTMENTS

   During the six months ended February 28, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $1,933,461 and $1,601,892, respectively.

(3)  OPTIONS WRITTEN

      A summary of option contracts written by the Trust during the six months ended February 28, 2002 is as follows:

                                                  Calls               Puts
                                           ------------------  ------------------
                                           Number of  Option   Number of  Option
                                            Options  Premiums   Options  Premiums
                                           --------- --------  --------- --------
Options outstanding at beginning of period    760    $ 79,428      40    $ 16,798
Options written                               956      70,190      42       9,594
Options closed                                (37)     (5,708)     --          --
Options expired                              (943)    (91,687)    (16)     (4,311)
Options exercised                             (10)       (888)    (30)    (13,692)
                                             ----    --------     ---    --------
Options outstanding at end of period          726    $ 51,335      36    $  8,389
                                             ====    ========     ===    ========

   As of February 28, 2002, portfolio securities valued at $3,304,573 were subject to covered call options written by the Trust.

   At February 28, 2002, the Fund had a cash balance of $335 and repurchase agreements with a market value of $126,000 which were held in a segregated account at its custodian bank to cover the Fund's commitments under open put option contracts written.

(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

   The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $6,369 during the six months ended February 28, 2002.

OLD DOMINION INVESTORS' TRUST, INC.

February 28, 2002 (Unaudited)


   Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the six months ended February 28, 2002, Investors Security received $13,235.98 in underwriter's concessions and $29.95 in commissions as a retail dealer in the Trust's shares. Investors Security also received $17,898.05 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.

   Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                              PHONE 757-539-2396

                                   Custodian
                                   UMB Bank
                               928 Grand Avenue
                          Kansas City, Missouri 64141

                                    Counsel
                       Troutman Sanders Mays & Valentine
                              2525 Dominion Tower
                               999 Waterside Dr.
                            Norfolk, VA 23514-3670

                                   Auditors
                       Briggs, Bunting & Dougherty, LLP
                               Two Logan Square
                                  Suite 2121
                     Philadelphia, Pennsylvania 19103-4901

                             Manager, Underwriter
                       Investors' Security Company, Inc.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396

                                Transfer Agent
                                  PFPC, Inc.
                              3200 Horizon Drive
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

   OLD
   DOMINION
   INVESTORS TRUST, INC.
   -----------------------------------------------------------------------------
                             A mutual fund since 1951

                              SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2002
                                  (unaudited)